Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of fair value measurement on a recurring basis

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Trading equity securities	$174,276	$174,276	$-	$-
Mutual funds	1,792,331	-	1,792,331	-
Total	$1,966,607	$174,276	$1,792,331	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2018	(Level 1)	(Level 2)	(Level 3)
Trading equity securities	$138,437	$138,437	$-	$-
Mutual funds	1,955,965	-	1,955,965	-
Total	$2,094,402	$138,437	$1,955,965	$-

Schedule of advances to suppliers
	As of December 31,
	2019	2018
Advances to suppliers	$9,408	$291,023
Less: reserve for doubtful account	(4,965)	(5,801)
Total	$4,443	$285,222

Schedule of estimated useful lives
Classification	Estimated useful life
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	20 years
Software	3 years

Schedule of exchange rates
	December 31,		For the years ended December 31,
	2019	2018	2019	2018
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	6.9630	6.8764	6.90740	6.61464